Accounts Payable	12 Months Ended
Dec. 31, 2025
Accounts Payable [Abstract]
ACCOUNTS PAYABLE
18.	ACCOUNTS PAYABLE

	As of December 31,
	2025	2024
	US$	US$
Payables to suppliers of media and entertainment services	1,120	2,386
Other	412	1,254

	1,532	3,640